AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 98.7%
Austria — 0.5%
Erste Group Bank AG	83,103	$2,753,150
Canada — 3.6%
Canadian National Railway Co.(a)	77,099	9,095,369
Canadian Pacific Railway Ltd.(a)	143,403	11,033,427
		20,128,796
Denmark — 0.6%
Carlsberg A/S (Class B Stock)	21,074	3,269,988
France — 9.1%
Air Liquide SA	32,933	5,512,613
Danone SA	151,573	9,431,421
EssilorLuxottica SA	12,709	2,291,724
Hermes International	1,398	2,831,310
Legrand SA	76,404	6,981,211
LVMH Moet Hennessy Louis Vuitton SE	16,657	15,289,603
Pernod Ricard SA	40,123	9,085,089
		51,422,971
Germany — 4.1%
Bayer AG	106,631	6,811,760
Brenntag SE	34,012	2,559,615
Deutsche Boerse AG	16,575	3,227,321
Merck KGaA	41,077	7,658,186
MTU Aero Engines AG	12,187	3,049,674
		23,306,556
Israel — 1.1%
Check Point Software Technologies Ltd.*(a)	47,795	6,213,350
Japan — 2.0%
Hoya Corp.	24,300	2,685,450
Kubota Corp.	383,900	5,820,435
Olympus Corp.	165,700	2,910,150
		11,416,035
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	165,252	1,391,345
Netherlands — 2.5%
Akzo Nobel NV	66,496	5,200,962
Heineken NV	84,263	9,054,130
		14,255,092
South Korea — 1.0%
Samsung Electronics Co. Ltd.	116,917	5,781,658
Spain — 1.0%
Aena SME SA, 144A*	33,505	5,418,041
Sweden — 1.6%
Essity AB (Class B Stock)(a)	311,519	8,898,198
Switzerland — 4.6%
Adecco Group AG*	36,837	1,341,789
Cie Financiere Richemont SA (Class A Stock)	62,206	9,975,116
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.	38,776	$2,648,728
Sonova Holding AG	12,268	3,618,922
UBS Group AG	395,186	8,362,452
		25,947,007
United Kingdom — 7.4%
Burberry Group PLC	149,515	4,787,445
Compass Group PLC	129,808	3,262,278
Diageo PLC	278,512	12,429,900
London Stock Exchange Group PLC	39,767	3,862,558
Reckitt Benckiser Group PLC	102,227	7,777,178
Rolls-Royce Holdings PLC*	1,945,295	3,582,968
Whitbread PLC	62,707	2,316,479
WPP PLC	335,491	3,985,942
		42,004,748
United States — 59.4%
3M Co.	44,428	4,669,827
Abbott Laboratories	74,181	7,511,568
Accenture PLC (Class A Stock)	45,150	12,904,321
Alphabet, Inc. (Class A Stock)*	88,644	9,195,042
American Express Co.	43,740	7,214,913
Amphenol Corp. (Class A Stock)	48,314	3,948,220
Aon PLC (Class A Stock)	25,366	7,997,646
Aptiv PLC*	20,905	2,345,332
Boston Scientific Corp.*	199,821	9,997,045
Carrier Global Corp.	31,846	1,456,954
Charles Schwab Corp. (The)	142,121	7,444,298
Cognizant Technology Solutions Corp. (Class A Stock)	83,370	5,079,734
Colgate-Palmolive Co.	37,349	2,806,777
Comcast Corp. (Class A Stock)	345,236	13,087,897
Cooper Cos., Inc. (The)(a)	14,371	5,365,557
eBay, Inc.	87,890	3,899,679
Equifax, Inc.	29,152	5,913,192
Fidelity National Information Services, Inc.	88,238	4,793,971
Fiserv, Inc.*	63,371	7,162,824
Goldman Sachs Group, Inc. (The)	29,872	9,771,430
Honeywell International, Inc.	58,608	11,201,161
International Flavors & Fragrances, Inc.	82,246	7,563,342
Liberty Broadband Corp. (Class C Stock)*	78,239	6,392,126
Linde PLC	43,347	15,407,258
Marriott International, Inc. (Class A Stock)	20,544	3,411,126
Medtronic PLC	172,974	13,945,164
Microchip Technology, Inc.(a)	39,774	3,332,266
Nestle SA	107,034	13,050,716
Omnicom Group, Inc.	18,890	1,782,083
Oracle Corp.	115,951	10,774,167
Otis Worldwide Corp.	39,507	3,334,391
PayPal Holdings, Inc.*	27,277	2,071,415
PPG Industries, Inc.	46,317	6,187,025
Roche Holding AG	45,535	13,011,289
Schneider Electric SE	102,769	17,175,159
Stryker Corp.	29,953	8,550,683
Thermo Fisher Scientific, Inc.	27,670	15,948,158
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Union Pacific Corp.	29,770	$5,991,510
United Parcel Service, Inc. (Class B Stock)	30,837	5,982,070
Visa, Inc. (Class A Stock)(a)	76,511	17,250,170
Walt Disney Co. (The)*	70,201	7,029,226
Waters Corp.*	14,378	4,451,860
Willis Towers Watson PLC	41,451	9,632,383
		336,040,975

Total Common Stocks (cost $429,532,927)		558,247,910

	Units
Warrants* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	227,097
(cost $0)

Total Long-Term Investments (cost $429,532,927)		558,475,007

	Shares
Short-Term Investments — 10.6%
Affiliated Mutual Fund — 9.9%
PGIM Institutional Money Market Fund (cost $55,844,365; includes $55,641,096 of cash collateral for securities on loan)(b)(we)	55,864,859	55,836,927
Unaffiliated Fund — 0.7%
Dreyfus Government Cash Management (Institutional Shares)	3,901,832	3,901,832
(cost $3,901,832)

Total Short-Term Investments (cost $59,746,197)		59,738,759

TOTAL INVESTMENTS—109.3% (cost $489,279,124)		618,213,766

Liabilities in excess of other assets — (9.3)%		(52,558,345)

Net Assets — 100.0%		$565,655,421

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,046,105; cash collateral of $55,641,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2